12a. Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Current provision:
Federal			$ 0	$ 0
State			0	0
Foreign			(81,273)	0
Deferred provision:
federal			1,579,747	0
State			744,223	0
Foreign			(2,780)	0
Income tax expense (benefit)	$ (86,982)	$ 2,261,476	$ 2,239,917	$ 0